Investment Risks - (Allspring Specialty Funds - Classes A, C, Administrator, Institutional)	Mar. 31, 2025
(Allspring Innovation Fund) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money
(Allspring Innovation Fund) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Innovation Fund) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. A Fund that is considered “non-diversified” under the Investment Company Act of 1940, as amended, is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a “diversified” fund. Default by the issuer of an individual security in such a Fund’s portfolio may have a greater negative effect on the Fund’s return or net asset value than it would on the return or net asset value of a “diversified” fund.

(Allspring Innovation Fund) | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Innovation Fund) | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Innovation Fund) | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk. A Fund that concentrates its investments in the technology sector may be more susceptible to financial, economic or market events impacting the technology sector than a fund that invests its assets more broadly. Specifically, such investments may experience greater volatility due to rapid product cycles and significant competitive pressures, and products or processes may become obsolete at a faster pace than for other companies.

(Allspring Innovation Fund) | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Innovation Fund) | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Innovation Fund) | Growth/Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Innovation Fund) | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Innovation Fund) | Smaller Company Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Precious Metals Fund) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money
(Allspring Precious Metals Fund) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Precious Metals Fund) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. A Fund that is considered “non-diversified” under the Investment Company Act of 1940, as amended, is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a “diversified” fund. Default by the issuer of an individual security in such a Fund’s portfolio may have a greater negative effect on the Fund’s return or net asset value than it would on the return or net asset value of a “diversified” fund.

(Allspring Precious Metals Fund) | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Precious Metals Fund) | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Precious Metals Fund) | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Precious Metals Fund) | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Precious Metals Fund) | Growth/Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Precious Metals Fund) | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Precious Metals Fund) | Smaller Company Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Precious Metals Fund) | Precious Metals Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Precious Metals Sector Risk. A Fund that concentrates its investments in the precious metals sector is more vulnerable to adverse market, economic, regulatory, political or other developments affecting the precious metals sector than a fund that invests its assets more broadly. Specifically, such investments are subject to fluctuation in the prices of gold and other precious metals due to monetary and political developments and resource availability and demand.

(Allspring Precious Metals Fund) | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Precious Metals Fund) | Geographic Emphasis Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

(Allspring Precious Metals Fund) | Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Risk. The value of a Fund’s investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the delivery, storage, maintenance and possible illiquidity of the precious metals or minerals in which the subsidiary invests, as well as by custody and transaction costs associated with the subsidiary’s investments. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

(Allspring Utility and Telecommunications Fund) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money
(Allspring Utility and Telecommunications Fund) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Utility and Telecommunications Fund) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. A Fund that is considered “non-diversified” under the Investment Company Act of 1940, as amended, is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a “diversified” fund. Default by the issuer of an individual security in such a Fund’s portfolio may have a greater negative effect on the Fund’s return or net asset value than it would on the return or net asset value of a “diversified” fund.

(Allspring Utility and Telecommunications Fund) | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Utility and Telecommunications Fund) | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Utility and Telecommunications Fund) | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Utility and Telecommunications Fund) | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Utility and Telecommunications Fund) | Growth/Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Utility and Telecommunications Fund) | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Utility and Telecommunications Fund) | Smaller Company Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Utility and Telecommunications Fund) | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Utility and Telecommunications Fund) | Utility and Telecommunications Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Utility and Telecommunications Sector Risk. A Fund that concentrates its investments in the utility and telecommunications sectors is more vulnerable to adverse market, economic, regulatory, political or other developments affecting the utility and telecommunications sectors than a fund that invests its assets more broadly. Specifically, such investments are subject to unique risks such as decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs, among others.

(Allspring Utility and Telecommunications Fund) | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

(Allspring Utility and Telecommunications Fund) | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Utility and Telecommunications Fund) | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Utility and Telecommunications Fund) | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

(Allspring Utility and Telecommunications Fund) | Real Estate Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.